DEPOSITS AND OBLIGATIONS, Time deposits classified by maturity (Details)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 BOB (Bs.)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 PEN (S/)		Dec. 31, 2022 BOB (Bs.)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 PEN (S/)	[1]
Deposits and Obligations [Abstract]
Time deposits	S/ 41,290,011,000			S/ 37,478,269,000
Deposits and obligations	147,704,994,000			147,020,787,000	[1]			S/ 149,596,545,000
Fondo de Seguro de Depositos [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	51,875,600,000			52,745,200,000
Maximum coverage per depositor	123,810,000			125,603,000
Fondo De Proteccin al Ahorrista [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	762,300,000	Bs. 1,409,900,000		762,100,000		Bs. 1,369,400,000
Maximum coverage per depositor	48,790,400	Bs. 90,240.3		53,627,000		Bs. 96,359
Fondo de Garantia de las Instituciones Financieras [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	50,800,000		$ 53,049,400,000	48,200,000			$ 61,349,200,000
Maximum coverage per depositor	47,850,000		$ 50,000,000	39,300,000			$ 50,000,000
Up to 3 Months [Member]
Deposits and Obligations [Abstract]
Time deposits	23,975,997,000			17,201,364,000
From 3 Months to 1 Year [Member]
Deposits and Obligations [Abstract]
Time deposits	11,420,212,000			12,688,483,000
From 1 to 3 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	2,472,740,000			4,144,424,000
From 3 to 5 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	327,136,000			502,291,000
More than 5 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	S/ 3,093,926,000			S/ 2,941,707,000

[1]	See note 3(b).